UNITED STATES
    SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File number: 811-21829

BBH TRUST
on behalf of the following series:

BBH Core Select
BBH Global Core Select
BBH International Equity Fund
BBH Limited Duration Fund

(Exact name of Registrant as specified in charter)

140 Broadway,
New York, NY 10005
(Address of principal executive offices)

Corporation Services Company,
2711 Centerville Road, Suite 400,
Wilmington, DE 19808
(Name and address of agent for service)

Registrant's telephone number, including area code: (800) 575-1265

Date of fiscal year end: October 31

Date of reporting period: January 31, 2014

ITEM 1. SCHEDULES OF INVESTMENTS

BBH CORE SELECT
PORTFOLIO OF INVESTMENTS
January 31, 2014 (unaudited)

Shares		Value

	COMMON STOCKS (86.5%)

	BASIC MATERIALS (3.8%)

1,828,232	Celanese Corp. (Series A)	$92,581,669
1,041,699	Praxair, Inc.	129,920,699
	Total Basic Materials	222,502,368

	COMMUNICATIONS (15.4%)

6,550,911	Comcast Corp. (Class A)	356,697,104
1,329,231	eBay, Inc.1	70,715,089
274,892	Google, Inc. (Class A)1	324,639,205
5,883,591	Liberty Media Corp. (Class A)1	157,150,716
	Total Communications	909,202,114

	CONSUMER CYCLICAL (7.0%)

2,313,768	Bed, Bath & Beyond, Inc.1	147,734,087
2,926,282	Target Corp.	165,744,612
1,315,148	Wal-Mart Stores, Inc.	98,215,253
	Total Consumer Cyclical	411,693,952

	CONSUMER NON-CYCLICAL (20.3%)

2,895,286	Baxter International, Inc.	197,748,034
1,012,225	DENTSPLY International, Inc.	46,704,061
1,225,900	Diageo, Plc. ADR	147,169,295
552,574	Henry Schein, Inc.1	63,485,227
1,223,532	Johnson & Johnson	108,245,876
3,326,620	Nestle SA ADR	241,678,943
3,294,199	Novartis AG ADR	260,472,315
830,261	PepsiCo, Inc.	66,719,774
2,206,495	Zoetis, Inc.	66,989,188
	Total Consumer Non-Cyclical	1,199,212,713

	ENERGY (10.1%)

1,034,645	EOG Resources, Inc.	170,964,740
1,563,243	Occidental Petroleum Corp.	136,893,189
1,668,944	Schlumberger, Ltd.	146,149,426
3,430,923	Southwestern Energy Co.1	139,604,257
	Total Energy	593,611,612

	FINANCIALS (20.4%)

1,903	Berkshire Hathaway, Inc. (Class A)1	322,581,146
2,328,638	Chubb Corp.	196,863,057
6,548,913	Progressive Corp.	152,196,738
7,105,691	US Bancorp	282,309,103
5,486,074	Wells Fargo & Co.	248,738,595
	Total Financials	1,202,688,639

	INDUSTRIALS (2.5%)

3,501,683	Waste Management, Inc.	146,300,316
	Total Industrials	146,300,316

Shares				Value

	COMMON STOCKS (continued)

	TECHNOLOGY (7.0%)

5,473,394	Microsoft Corp.			$207,167,963
2,807,890	QUALCOMM, Inc.			208,401,595
	Total Technology			415,569,558

	Total Common Stocks (Identified cost $3,890,654,657)			5,100,781,272

Principal Amount		Maturity Date	Interest Rate	Value

	REPURCHASE AGREEMENTS (5.6%)

$328,000,000	National Australia Bank (Agreement dated 01/31/14 collateralized by U.S. Treasury Bond 0.625%, due 04/30/18, valued at $334,560,000)	02/03/14	0.020%	328,000,000
	Total Repurchase Agreements (Identified cost $328,000,000)			328,000,000

	U.S. TREASURY BILLS (8.0%)

50,000,000	U.S. Treasury Bill2	03/06/14	0.040	49,998,278
422,000,000	U.S. Treasury Bill2,3	04/03/14	0.038	421,987,762
	Total U.S. Treasury Bills (Identified cost $471,972,252)			471,986,040

TOTAL INVESTMENTS (Identified cost $4,690,626,909)4			100.1%	$5,900,767,312
LIABILITIES IN EXCESS OF OTHER ASSETS			(0.1)%	(8,504,643)
NET ASSETS			100.0%	$5,892,262,669

_____________

1	Non-income producing security.
2	Coupon represents a yield to maturity.
3	Coupon represents a weighted average yield.
4
The aggregate cost for federal income tax purposes is $4,690,626,909, the aggregate gross unrealized appreciation is $1,216,729,482 and the aggregate gross unrealized depreciation is $6,589,079, resulting in net unrealized appreciation of $1,210,140,403.

Abbreviations:

ADR – American Depositary Receipt

BBH CORE SELECT
PORTFOLIO OF INVESTMENTS (continued)
January 31, 2014 (unaudited)
FAIR VALUE MEASUREMENTS
BBH Core Select (the “Fund”) is required to disclose information regarding the fair value measurements of the Fund’s assets and liabilities. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure requirement established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including, for example, the risk inherent in a particular valuation technique used to measure fair value, including the model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the Fund’s own considerations about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three levels defined by the fair value hierarchy are as follows:

— Level 1 – unadjusted quoted prices in active markets for identical investments.

— Level 2 – significant other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

— Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. Inputs may include price information, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the investment adviser. The investment adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the investment adviser’s perceived risk of that instrument.

Financial assets within level 1 are based on quoted market prices in active markets. The Fund does not adjust the quoted price for these instruments.

Financial instruments that trade in markets that are not considered to be active but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within level 2. These include investment-grade corporate bonds, U.S. Treasury notes and bonds, and certain non-U.S. sovereign obligations, listed equities and over-the-counter derivatives. As level 2 financial assets include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Financial assets classified within level 3 have significant unobservable inputs, as they trade infrequently. Level 3 financial assets include private equity and certain corporate debt securities. As observable prices are not available for these securities, valuation techniques are used to derive fair value.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

BBH CORE SELECT
PORTFOLIO OF INVESTMENTS (continued)
January 31, 2014 (unaudited)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of January 31, 2014.

Investments, at value	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)*	Significant Other Observable Inputs (Level 2)*	Significant Unobservable Inputs (Level 3)*	Balance as of January 31, 2014
Basic Materials	$222,502,368	$–	$–	$222,502,368
Communications	909,202,114	–	–	909,202,114
Consumer Cyclical	411,693,952	–	–	411,693,952
Consumer Non-Cyclical	1,199,212,713	–	–	1,199,212,713
Energy	593,611,612	–	–	593,611,612
Financials	1,202,688,639	–	–	1,202,688,639
Industrials	146,300,316	–	–	146,300,316
Technology	415,569,558	–	–	415,569,558
Repurchase Agreements	–	328,000,000	–	328,000,000
U.S. Treasury Bills	–	471,986,040	–	471,986,040
Investments, at value	$5,100,781,272	$799,986,040	$–	$5,900,767,312

* The Fund's policy is to disclose transfers between levels based on valuations at the end of the reporting period. There were no transfers between Levels 1, 2 or 3 as of January 31, 2014, based on the valuation input levels on October 31, 2013.

Portfolio holdings are shown as of the date indicated.  Since market conditions fluctuate suddenly and frequently, the portfolio holdings may change and this list is not indicative of future portfolio composition. These portfolio holdings are not intended to be and do not constitute recommendations that others buy, sell, or hold any of the securities listed.

For more complete information on the Fund, call 1-800-575-1265 for a prospectus or visit www.bbhfunds.com. You should consider the Fund's investment objectives, risks, charges, and expenses carefully before you invest. Information about these and other important subjects is in the Fund's prospectus, which you should read carefully before investing.

The BBH Funds are managed by a separately identifiable department within Brown Brothers Harriman & Co. Shares of the Fund are distributed by ALPS Distributors, Inc. and is located at 1290 Broadway, Suite 1100, Denver, CO 80203.

BBH GLOBAL CORE SELECT
PORTFOLIO OF INVESTMENTS
January 31, 2014 (unaudited)

Shares		Value

	COMMON STOCKS (86.7%)

	CANADA (5.5%)

	ENERGY

103,900	ARC Resources Ltd.	$2,715,027
22,400	Vermilion Energy, Inc.	1,235,556
		3,950,583
	FINANCIALS

53,275	Intact Financial Corp.	3,249,118

	Total Canada	7,199,701

	FRANCE (5.3%)

	COMMUNICATIONS

53,000	JCDecaux S.A.	2,262,933

	CONSUMER NON-CYCLICAL

48,125	Sanofi	4,716,206

	Total France	6,979,139

	GERMANY (5.8%)

	BASIC MATERIALS

19,000	Brenntag AG	3,278,318

	ENERGY

55,900	Fuchs Petrolub AG	4,337,384

	Total Germany	7,615,702

	NORWAY (3.1%)

	ENERGY

155,000	TGS Nopec Geophysical Co. ASA	4,022,342

	Total Norway	4,022,342

	SWEDEN (2.1%)

	FINANCIALS

58,900	Svenska Handelsbanken AB (Class A)	2,795,996

	Total Sweden	2,795,996

	SWITZERLAND (9.3%)

	CONSUMER NON-CYCLICAL

90,625	Nestle SA	6,583,979
69,975	Novartis AG	5,544,888

	Total Switzerland	12,128,867

	UNITED KINGDOM (9.5%)

	COMMUNICATIONS

165,400	Pearson, Plc.	3,022,188

Shares		Value

	COMMON STOCKS (continued)

	UNITED KINGDOM (continued)

	CONSUMER NON-CYCLICAL

98,500	Diageo, Plc.	$2,940,952
27,600	Reckitt Benckiser Group, Plc.	2,069,003
830,750	Tesco, Plc.	4,375,029
		9,384,984
	Total United Kingdom	12,407,172

	UNITED STATES (46.1%)

	BASIC MATERIALS

46,750	Celanese Corp. (Series A)	2,367,420
32,800	Praxair, Inc.	4,090,816
		6,458,236
	COMMUNICATIONS

5,530	Google, Inc. (Class A)1	6,530,764
54,275	Nielsen Holdings NV	2,295,290
		8,826,054
	CONSUMER CYCLICAL

53,650	Bed, Bath & Beyond, Inc.1	3,425,552
98,700	Sally Beauty Holdings, Inc.1	2,801,106
51,200	Target Corp.	2,899,968
38,050	Wal-Mart Stores, Inc.	2,841,574
		11,968,200
	CONSUMER NON-CYCLICAL

41,500	Baxter International, Inc.	2,834,450
14,475	PepsiCo, Inc.	1,163,211
47,980	Zoetis, Inc.	1,456,673
		5,454,334
	ENERGY

41,325	Occidental Petroleum Corp.	3,618,830
36,450	Schlumberger, Ltd.	3,191,927
		6,810,757
	FINANCIALS

142,000	Wells Fargo & Co.	6,438,280

	TECHNOLOGY

146,925	Microsoft Corp.	5,561,111
77,625	QUALCOMM, Inc.	5,761,327
46,750	Solera Holdings, Inc.	3,124,303
		14,446,741
	Total United States	60,402,602

	Total Common Stocks (Identified cost $108,738,479)	113,551,521

Principal Amount		Maturity Date	Interest Rate	Value

	REPURCHASE AGREEMENTS (9.2%)

$12,000,000	National Australia Bank (Agreement dated 01/31/14 collateralized by U.S. Treasury Bond 0.625%, due 04/30/18, valued at $12,240,000)	02/03/14	0.020%	$12,000,000
	Total Repurchase Agreements (Identified cost $12,000,000)			12,000,000

TOTAL INVESTMENTS (Identified cost $120,738,479)2			95.9%	$125,551,521
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES			4.1%	5,331,243
NET ASSETS			100.0%	$130,882,764

_____________

1	Non-income producing security.
2
The aggregate cost for federal income tax purposes is $120,738,479, the aggregate gross unrealized appreciation is $8,100,808 and the aggregate gross unrealized depreciation is $3,287,766, resulting in net unrealized appreciation of $4,813,042.

BBH GLOBAL CORE SELECT
PORTFOLIO OF INVESTMENTS (continued)
January 31, 2014 (unaudited)

FAIR VALUE MEASUREMENTS
BBH Global Core Select (the “Fund”) is required to disclose information regarding the fair value measurements of the Fund’s assets and liabilities. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure requirement established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including, for example, the risk inherent in a particular valuation technique used to measure fair value, including the model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the Fund’s own considerations about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three levels defined by the fair value hierarchy are as follows:

— Level 1 – unadjusted quoted prices in active markets for identical investments.

— Level 2 – significant other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

— Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. Inputs may include price information, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the investment adviser. The investment adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the investment adviser’s perceived risk of that instrument.

Financial assets within level 1 are based on quoted market prices in active markets. The Fund does not adjust the quoted price for these instruments.

Financial instruments that trade in markets that are not considered to be active but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within level 2. These include investment-grade corporate bonds, U.S. Treasury notes and bonds, and certain non-U.S. sovereign obligations, listed equities and over-the-counter derivatives. As level 2 financial assets include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Financial assets classified within level 3 have significant unobservable inputs, as they trade infrequently. Level 3 financial assets include private equity and certain corporate debt securities. As observable prices are not available for these securities, valuation techniques are used to derive fair value.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

BBH GLOBAL CORE SELECT
PORTFOLIO OF INVESTMENTS (continued)
January 31, 2014 (unaudited)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of January 31, 2014.

Investments, at value	(Unadjusted) Quoted Prices in Active Markets for Identical Investments (Level 1)*	Significant Other Observable Inputs (Level 2)*	Significant Unobservable Inputs (Level 3)*	Balance as of January 31, 2014
Basic Materials	$6,458,236	$3,278,318	$–	$9,736,554
Communications	8,826,054	5,285,121	–	14,111,175
Consumer Cyclical	11,968,200	–	–	11,968,200
Consumer Non-Cyclical	5,454,334	26,230,057	–	31,684,391
Energy	10,761,340	8,359,726	–	19,121,066
Financials	9,687,398	2,795,996	–	12,483,394
Technology	14,446,741	–	–	14,446,741
Repurchase Agreements	–	12,000,000	–	12,000,000
Investments, at value	$67,602,303	$57,949,218	$–	$125,551,521

* The Fund's policy is to disclose transfers between levels based on valuations at the end of the reporting period. There were no transfers between Level 1, 2 and 3 at January 31, 2014, based on the valuation input levels on October 31, 2013.

Portfolio holdings are shown as of the date indicated.  Since market conditions fluctuate suddenly and frequently, the portfolio holdings may change and this list is not indicative of future portfolio composition. These portfolio holdings are not intended to be and do not constitute recommendations that others buy, sell, or hold any of the securities listed.

For more complete information on the Fund, call 1-800-575-1265 for a prospectus or visit www.bbhfunds.com. You should consider the Fund's investment objectives, risks, charges, and expenses carefully before you invest. Information about these and other important subjects is in the Fund's prospectus, which you should read carefully before investing.

The BBH Funds are managed by a separately identifiable department within Brown Brothers Harriman & Co. Shares of the Fund are distributed by ALPS Distributors, Inc. and is located at 1290 Broadway, Suite 1100, Denver, CO 80203.

BBH LIMITED DURATION FUND
PORTFOLIO OF INVESTMENTS
January 31, 2014 (unaudited)

Principal Amount			Maturity Date	Interest Rate	Value

		ASSET BACKED SECURITIES (35.5%)

$	$ 18,834,748	Aircraft Lease Securitisation, Ltd. 2007-1A1,2	05/10/32	0.425%	$18,128,445
	35,000,000	Ally Master Owner Trust 2010-22	04/15/17	4.250	36,449,770
	12,690,000	Ally Master Owner Trust 2012-5	09/15/19	1.540	12,673,008
	2,750,000	American Express Credit Account Master Trust 2008-41	11/15/16	1.560	2,757,232
	1,453,182	AmeriCredit Automobile Receivables Trust 2011-3	01/08/16	1.170	1,453,792
	2,948,233	AmeriCredit Automobile Receivables Trust 2011-4	05/09/16	1.170	2,951,839
	7,347,000	AmeriCredit Automobile Receivables Trust 2012-2	10/10/17	2.640	7,552,290
	12,290,000	AmeriCredit Automobile Receivables Trust 2012-3	05/08/18	2.420	12,527,615
	11,300,000	AmeriCredit Automobile Receivables Trust 2013-3	06/10/19	2.380	11,382,264
	3,873,519	ARI Fleet Lease Trust 2012-A1,2	03/15/20	0.710	3,881,007
	10,693,587	Ascentium Equipment Receivables LLC 2012-1A2	09/15/19	1.830	10,685,749
	3,000,000	Avis Budget Rental Car Funding AESOP LLC 2010-3A2	05/20/16	4.640	3,125,658
	25,300,000	Avis Budget Rental Car Funding AESOP LLC 2010-5A2	03/20/17	3.150	26,312,759
	19,157,248	Axis Equipment Finance Receivables II LLC 2013-1A2	03/20/17	1.750	19,156,386
	3,809,707	BMW Vehicle Owner Trust 2011-A	08/25/15	0.760	3,815,296
	15,175,000	Cabela's Master Credit Card Trust 2010-2A1,2	09/17/18	0.860	15,274,427
	16,610,000	Cabela's Master Credit Card Trust 2012-1A1,2	02/18/20	0.690	16,714,278
	4,300,000	Capital Auto Receivables Asset Trust 2013-1	10/22/18	1.740	4,275,675
	8,030,000	Capital Auto Receivables Asset Trust 2013-2	10/22/18	1.960	8,078,453
	2,820,000	Capital Auto Receivables Asset Trust 2013-2	04/22/19	2.660	2,858,924
	13,260,000	Capital Auto Receivables Asset Trust 2013-3	10/22/18	2.790	13,430,842
	6,471,678	CarMax Auto Owner Trust 2011-2	12/15/15	0.910	6,478,836
	15,770,944	CCG Receivables Trust 2013-12	08/14/20	1.050	15,781,148
	17,235,948	Chesapeake Funding LLC 2011-2A1,2	04/07/24	1.415	17,385,419
	16,092,271	Chesapeake Funding LLC 2012-1A1,2	11/07/23	0.915	16,150,799
	15,148,645	Chesapeake Funding LLC 2012-2A1,2	05/07/24	0.615	15,118,802
	8,140,000	Credit Acceptance Auto Loan Trust 2012-1A2	09/16/19	2.200	8,191,518
	3,000,000	Credit Acceptance Auto Loan Trust 2012-1A2	03/16/20	3.120	3,011,262
	8,860,000	Credit Acceptance Auto Loan Trust 2012-2A2	03/16/20	1.520	8,886,908
	11,950,000	Credit Acceptance Auto Loan Trust 2013-1A2	10/15/20	1.210	11,964,125
	11,790,000	Credit Acceptance Auto Loan Trust 2013-2A2	04/15/21	1.500	11,803,405
	7,530,000	Credit Acceptance Auto Loan Trust 2013-2A2	10/15/21	2.260	7,524,917
	15,008,599	Direct Capital Funding IV LLC 2013-12	12/20/17	1.673	15,008,599
	21,970,000	Direct Capital Funding IV LLC 2013-22	08/20/18	1.730	21,994,101
	13,800,000	DSC Floorplan Master Owner Trust 2011-12	03/15/16	3.910	13,793,183
	24,560,156	Emerald Aviation Finance, Ltd. 2013-12	10/15/38	4.650	24,682,957
	710,695	Enterprise Fleet Financing LLC 2011-22	10/20/16	1.430	710,968
	3,908,152	Enterprise Fleet Financing LLC 2011-32	05/20/17	1.620	3,917,356
	5,504,187	Enterprise Fleet Financing LLC 2012-12	11/20/17	1.140	5,515,212
	5,973,528	Enterprise Fleet Financing LLC 2012-22	04/20/18	0.720	5,974,149
	3,607,429	Exeter Automobile Receivables Trust 2012-1A2	08/15/16	2.020	3,618,353
	5,561,331	Exeter Automobile Receivables Trust 2012-2A2	06/15/17	1.300	5,566,920
	13,053,253	Exeter Automobile Receivables Trust 2013-1A2	10/16/17	1.290	13,057,848
	22,418,533	Exeter Automobile Receivables Trust 2013-2A2	11/15/17	1.490	22,467,853
	22,395,279	FNA Trust 2013-1A2	01/10/18	1.980	22,227,315

Principal Amount		Maturity Date	Interest Rate	Value

	ASSET BACKED SECURITIES (continued)

$4,470,000	Ford Credit Auto Owner Trust 2012-B	02/15/18	2.080	$4,567,915
4,000,000	Ford Credit Auto Owner Trust 2013-C	01/15/20	2.500%	4,051,900
30,250,000	Ford Credit Floorplan Master Owner Trust 2010-32	02/15/17	4.200	31,393,722
16,558,415	FRS LLC 2013-1A2	04/15/43	1.800	16,496,371
17,450,000	GE Dealer Floorplan Master Note Trust 2012-21	04/22/19	0.907	17,630,468
31,831,563	Global Container Assets, Ltd. 2013-1A2	11/05/28	2.200	31,808,804
22,746,000	Global SC Finance II SRL 2012-1A2	07/19/27	4.110	23,027,732
9,450,000	Hertz Vehicle Financing LLC 2010-1A2	02/25/17	3.740	9,922,689
32,660,000	Hertz Vehicle Financing LLC 2011-1A2	03/25/18	3.290	34,387,877
8,350,000	HLSS Servicer Advance Receivables Backed Notes 2012-T22	10/15/45	1.990	8,417,635
10,350,000	HLSS Servicer Advance Receivables Backed Notes 2013-T12	01/16/46	1.495	10,335,510
17,090,000	HLSS Servicer Advance Receivables Backed Notes 2013-T32	05/15/46	1.793	16,813,142
14,550,000	HLSS Servicer Advance Receivables Backed Notes 2013-T42	08/15/44	1.183	14,545,635
16,430,000	HLSS Servicer Advance Receivables Backed Notes 2013-T62	09/15/44	1.287	16,433,286
11,369,241	Honda Auto Receivables Owner Trust 2012-1	01/15/16	0.770	11,395,595
15,620,000	Huntington Auto Trust 2011-1A2	11/15/16	1.310	15,758,018
17,750,000	Hyundai Auto Receivables Trust 2013-B	02/15/19	1.710	17,726,712
12,270,000	Leaf II Receivables Funding LLC 2012-12	10/15/16	1.250	12,270,000
8,510,000	Leaf II Receivables Funding LLC 2013-12	10/15/16	1.330	8,507,447
8,972,000	Leaf II Receivables Funding LLC 2013-12	09/15/21	1.980	8,972,000
4,470,000	M&T Bank Auto Receivables Trust 2013-1A2	03/15/19	2.160	4,530,864
5,954,788	MMAF Equipment Finance LLC 2009-AA2	01/15/30	3.510	6,090,968
14,790,000	MMAF Equipment Finance LLC 2012-AA2	10/10/18	1.350	14,853,967
3,590,000	Motor, Plc. 12A2	02/25/20	1.286	3,599,805
17,352,187	Nations Equipment Finance Funding I LLC 2013-1A2	11/20/16	1.697	17,352,187
3,140,000	Nationstar Agency Advance Funding Trust 2013-T2A2	02/18/48	1.892	3,059,867
35,000,000	Nationstar Mortgage Advance Receivables Trust 2013-T3A2	06/20/48	2.438	34,541,430
9,535,718	Navitas Equipment Receivables LLC 2013-12	11/15/16	1.950	9,536,128
23,422,501	New Mexico State Educational Assistance Foundation1	01/02/25	0.886	23,085,686
12,138,488	New York City Tax Lien 2013-A2	11/10/26	1.190	12,138,488
17,300,000	Nordstrom Private Label Credit Card Master Note Trust 2011-1A2	11/15/19	2.280	17,765,854
462,185	Santander Drive Auto Receivables Trust 2010-1	11/17/14	1.840	462,918
11,750,000	Santander Drive Auto Receivables Trust 2010-1	05/15/17	2.430	11,815,918
8,650,000	Santander Drive Auto Receivables Trust 2012-3	12/15/16	1.940	8,739,502
12,340,000	Santander Drive Auto Receivables Trust 2013-2	03/15/19	1.950	12,453,392
5,990,000	Santander Drive Auto Receivables Trust 2013-4	01/15/20	3.250	6,189,928
12,034,523	SMART Trust 2011-1USA2	11/14/16	2.520	12,147,972
433,902	SMART Trust 2011-2USA2	03/14/15	1.540	434,348
8,880,000	SMART Trust 2011-4USA1,2	08/14/17	1.510	8,913,282
13,690,000	SMART Trust 2012-1USA2	12/14/17	2.010	13,815,948
6,020,000	SMART Trust 2012-2USA2	10/14/16	1.590	6,074,733
3,050,000	SMART Trust 2012-4US	03/14/17	0.970	3,050,610
18,190,000	SMART Trust 2013-2US	01/14/17	0.830	18,155,439
3,630,000	SMART Trust 2013-2US	02/14/19	1.180	3,596,604
9,278,719	SNAAC Auto Receivables Trust 2013-1A2	07/16/18	1.140	9,273,579

Principal Amount		Maturity Date	Interest Rate	Value

	ASSET BACKED SECURITIES (continued)

$9,900,000	Spirit Master Funding LLC 2013-1A2	12/20/43	3.887	$9,958,262
53,680,000	Springleaf Funding Trust 2013-AA2	09/15/21	2.580%	53,938,254
17,917,507	STORE Master Funding LLC 2013-1A2	03/20/43	4.160	17,845,568
12,776,244	STORE Master Funding LLC 2013-2A2	07/20/43	4.370	12,969,145
21,348,467	STORE Master Funding LLC 2013-3A2	11/20/43	4.240	21,488,651
28,708,333	TAL Advantage I LLC 2012-1A2	05/20/27	3.860	28,890,918
11,530,000	Trade MAPS 1, Ltd. 2013-1A1,2	12/10/18	1.411	11,584,076
21,141,667	Triton Container Finance LLC 2012-1A2	05/14/27	4.210	21,288,432
16,120,000	Turquoise Card Backed Securities, Plc. 2011-1A1,2	09/15/16	0.910	16,163,363
33,330,000	Turquoise Card Backed Securities, Plc. 2012-1A1,2	06/17/19	0.960	33,463,653
1,322,083	United Auto Credit Securitization Trust 2012-12	03/16/15	1.100	1,322,019
10,440,000	Utah State Board of Regents 2011-11	05/01/29	1.092	10,440,000
18,350,000	Volkswagen Credit Auto Master Trust 2011-1A1,2	09/20/16	0.837	18,454,136
5,237,397	Westlake Automobile Receivables Trust 2012-1A2	03/15/16	1.030	5,240,498
15,270,000	Westlake Automobile Receivables Trust 2013-1A2	01/15/18	1.120	15,285,789
4,178,195	Wheels SPV LLC 2012-12	03/20/21	1.190	4,187,141
	Total Asset Backed Securities (Identified cost $1,362,411,769)			1,372,979,442

	COMMERCIAL MORTGAGE BACKED SECURITIES (7.5%)

15,540,000	Aventura Mall Trust 2013-AVM1,2	12/05/32	3.743	15,628,500
31,807,000	BB-UBS Trust 2012-TFT1,2	06/05/30	3.468	30,726,739
14,860,000	Boca Hotel Portfolio Trust 2013-BOCA1,2	08/15/26	1.910	14,890,329
7,510,000	Citigroup Commercial Mortgage Trust 2013-SMP2	01/12/30	2.435	7,526,484
2,085,000	Citigroup Commercial Mortgage Trust 2013-SMP2	01/12/30	2.738	2,085,942
26,695,570	Commercial Mortgage Pass Through Certificates 2013-GAM2	02/10/28	1.705	26,243,961
9,690,000	Commercial Mortgage Pass Through Certificates 2013-GAM1,2	02/10/28	3.417	9,207,913
13,236,840	Commercial Mortgage Pass Through Certificates 2013-SFS2	04/12/35	1.873	12,832,892
22,660,000	Commercial Mortgage Pass Through Certificates 2014-TWC1,2	02/13/32	1.004	22,660,000
17,740,000	GTP Acquisition Partners I LLC2	05/15/43	2.364	17,420,024
26,960,658	GTP Cellular Sites LLC2	03/15/42	3.721	27,616,045
9,840,000	Hilton USA Trust 2013-HLF1,2	11/05/30	1.669	9,842,244
15,070,000	Hilton USA Trust 2013-HLF1,2	11/05/30	2.069	15,073,421
5,780,000	JP Morgan Chase Commercial Mortgage Securities Corp. 2011-PLSD2	11/13/44	3.364	6,059,515
14,860,000	SBA Tower Trust2	12/15/42	2.933	15,171,941
40,700,000	SBA Tower Trust2	04/15/43	2.240	40,203,094
15,700,000	Unison Ground Lease Funding LLC2	04/15/40	5.349	17,079,245
	Total Commercial Mortgage Backed Securities (Identified cost $291,925,754)			290,268,289

	CORPORATE BONDS (26.5%)

	AGRICULTURE (0.4%)

14,915,000	Bunge Ltd. Finance Corp.	04/15/14	5.350	15,044,790

	AIRLINES (0.2%)

7,260,000	British Airways, Plc.2	12/20/21	5.625	7,677,450

Principal Amount		Maturity Date	Interest Rate	Value

	CORPORATE BONDS (continued)

	BANKS (5.1%)

$16,090,000	ANZ New Zealand Int'l, Ltd.2	03/24/16	1.125%	$16,146,074
7,229,000	Australia & New Zealand Banking Group, Ltd.	10/06/17	1.875	7,310,688
21,000,000	Bank of America Corp.	01/15/15	5.000	21,836,850
11,125,000	Bank of Montreal	07/15/16	1.300	11,218,227
9,000,000	Bank of Nova Scotia	07/15/16	1.375	9,105,381
17,800,000	Canadian Imperial Bank of Commerce	07/18/16	1.350	17,989,677
5,511,000	Citigroup, Inc.	05/19/15	4.750	5,782,968
9,030,000	DNB Bank ASA2	04/03/17	3.200	9,491,884
3,200,971	FNBC 1993-A Pass Through Trust	01/05/18	8.080	3,547,348
7,320,000	Goldman Sachs Group, Inc.	05/01/14	6.000	7,416,075
14,345,000	Goldman Sachs Group, Inc.	01/22/18	2.375	14,452,430
9,480,000	ING Bank NV2	09/25/15	2.000	9,640,212
13,465,000	JPMorgan Chase & Co.	07/05/16	3.150	14,085,319
15,405,000	National Australia Bank, Ltd.	07/25/16	1.300	15,522,078
12,955,000	Royal Bank of Scotland, Plc.	03/16/16	4.375	13,850,359
19,980,000	Svenska Handelsbanken AB	04/04/17	2.875	20,913,905
				198,309,475
	COMMERCIAL SERVICES (1.5%)

6,300,000	Alliance Data Systems Corp.2	12/01/17	5.250	6,567,750
5,000,000	Alliance Data Systems Corp.2	04/01/20	6.375	5,287,500
28,523,000	Experian Finance, Plc.2	06/15/17	2.375	28,545,277
8,755,000	Western Union Co.1	08/21/15	1.239	8,783,226
2,930,000	Western Union Co.	10/01/16	5.930	3,261,764
6,155,000	Western Union Co.	12/10/17	2.875	6,300,424
				58,745,941
	COMPUTERS (0.1%)

5,038,000	Dell, Inc.	04/01/16	3.100	5,075,785

	COSMETICS / PERSONAL CARE (0.5%)

19,745,000	Avon Products, Inc.	03/15/20	4.600	19,862,601

	DIVERSIFIED FINANCIAL SERVICES (4.8%)

3,686,282	5400 Westheimer Court Depositor Corp.2	04/11/16	7.500	3,897,097
16,342,839	AA Aircraft Financing 2013-1 LLC2	11/01/19	3.596	16,506,268
9,297,632	Ahold Lease Series 2001-A-1 Pass Through Trust	01/02/20	7.820	10,459,836
12,620,000	Air Lease Corp.	04/01/17	5.625	13,834,675
18,867,231	Blue Wing Asset Vehicle2	01/11/23	4.500	18,772,895
20,000,000	CIC Central America Card Receivables, Ltd.3	11/05/20	4.500	19,874,002
357,860	Citigroup Capital XIII1,4	10/30/40	7.875	9,708,742
28,730,000	Denali Borrower LLC2	10/15/20	5.625	28,694,087
17,960,000	Doric Nimrod Air Alpha 2013-1 Pass Through Trust2	05/30/25	5.250	18,409,000
3,181,843	Doric Nimrod Air Finance Alpha, Ltd. 2012-1 (Class A) Pass Through Trust2	11/30/24	5.125	3,301,162
17,620,000	General Motors Financial Co., Inc.2	05/15/16	2.750	17,796,200
6,685,035	LS Power Funding Corp.	12/30/16	8.080	7,164,211

Principal Amount		Maturity Date	Interest Rate	Value

	CORPORATE BONDS (continued)

	DIVERSIFIED FINANCIAL SERVICES (continued)

$16,349,000	Murray Street Investment Trust I	03/09/17	4.647%	$17,666,746
				186,084,921
	ELECTRIC (0.7%)

25,715,000	Korea East-West Power Co., Ltd.2	11/27/18	2.625	25,666,424

	ENGINEERING & CONSTRUCTION (0.3%)

9,846,000	Odebrecht Offshore Drilling Finance, Ltd.2	10/01/22	6.750	10,042,920

	FOOD (0.4%)

16,805,000	Hawk Acquisition Sub, Inc.2	10/15/20	4.250	16,426,888

	HEALTHCARE-PRODUCTS (1.2%)

15,800,000	Hospira, Inc.	03/30/17	6.050	17,560,689
28,495,000	Mallinckrodt International Finance SA2	04/15/18	3.500	28,453,568
				46,014,257
	INSURANCE (2.2%)

25,097,000	ACE INA Holdings, Inc.	06/15/14	5.875	25,585,789
4,130,000	Everest Reinsurance Holdings, Inc.	10/15/14	5.400	4,255,098
10,000,000	MetLife, Inc.	02/06/14	2.375	10,000,600
11,050,000	Vitality Re IV, Ltd.1,2	01/09/17	2.750	11,287,575
33,100,000	Vitality Re V, Ltd.1,2	01/07/20	1.750	33,100,000
				84,229,062
	INTERNET (1.0%)

34,875,000	Expedia, Inc.	08/15/20	5.950	38,251,144

	MEDIA (0.7%)

11,490,000	Gannett Co., Inc.2	10/15/19	5.125	11,863,425
14,253,000	NBCUniversal Media LLC	04/30/15	3.650	14,794,742
				26,658,167
	MINING (0.6%)

22,880,000	Anglo American Capital, Plc.2	04/08/14	9.375	23,225,328

	OFFICE/BUSINESS EQUIPMENT (0.5%)

20,835,000	Xerox Corp.	05/15/14	8.250	21,258,388

	OIL & GAS (1.4%)

7,120,000	Korea National Oil Corp.2	04/03/17	3.125	7,368,574
16,935,000	Korea National Oil Corp.2	01/23/19	2.750	17,000,166
11,659,500	Odebrecht Drilling Norbe VIII/IX, Ltd.2	06/30/21	6.350	11,916,009
18,280,000	Petrobras Global Finance BV	05/20/16	2.000	18,113,743
				54,398,492
	PHARMACEUTICALS (0.4%)

17,665,000	Forest Laboratories, Inc.2	02/01/19	4.375	17,731,244

	PIPELINES (0.5%)

18,283,000	Williams Partners LP	02/15/15	3.800	18,835,439

Principal Amount		Maturity Date	Interest Rate	Value

	CORPORATE BONDS (continued)

	REAL ESTATE (1.4%)

$32,965,000	Deutsche Annington Finance BV2	10/02/17	3.200%	$33,680,670
18,035,000	Prologis International Funding II SA2	02/15/20	4.875	18,997,853
				52,678,523
	REAL ESTATE INVESTMENT TRUSTS (2.6%)

23,247,000	American Tower Corp.	04/01/15	4.625	24,251,084
19,775,000	Digital Realty Trust LP	07/15/15	4.500	20,563,706
22,518,000	HCP, Inc.	02/01/14	2.700	22,518,000
2,680,000	HCP, Inc.	01/30/18	6.700	3,139,325
17,375,000	ProLogis LP	08/15/17	4.500	18,785,520
10,205,000	Simon Property Group LP	05/15/14	6.750	10,220,410
				99,478,045
	Total Corporate Bonds (Identified cost $1,011,999,020)			1,025,695,284

	MUNICIPAL BONDS (3.1%)

4,250,000	California Pollution Control Financing Authority1	11/01/38	0.850	4,251,700
4,250,000	Granite City, Illinois1	05/01/27	0.850	4,251,700
4,250,000	King George County Economic Development Authority1	06/01/23	0.850	4,250,893
1,470,000	Minnesota State Tobacco Securitization Authority	03/01/15	3.093	1,505,427
20,940,000	New Jersey State Economic Development Authority5	02/15/17	2.630	19,597,746
28,005,000	New Jersey State Economic Development Authority5,6	02/15/18	3.431	25,089,399
7,765,000	New Jersey State Turnpike Authority	01/01/16	4.252	8,045,627
17,300,000	Pennsylvania State Economic Development Financing Authority1	07/01/41	2.625	17,435,286
27,090,000	State of Illinois	03/01/16	4.961	29,041,835
7,110,000	State of Illinois	03/01/18	5.200	7,726,579
	Total Municipal Bonds (Identified cost $119,221,643)			121,196,192

	U.S. GOVERNMENT AGENCY OBLIGATIONS (4.2%)

49,100,000	Federal Home Loan Bank Discount Notes5,6	03/07/14	0.090	49,096,072
25,000,000	Federal Home Loan Bank Discount Notes5	03/21/14	0.040	24,998,722
24,000,000	Federal Home Loan Bank Discount Notes5	04/02/14	0.075	23,998,464
12,000,000	Federal Home Loan Bank Discount Notes5	04/23/14	0.060	11,998,944
273,147	Federal Home Loan Mortgage Corp. (FHLMC) Non Gold Guaranteed1	04/01/36	2.579	291,681
128,265	Federal Home Loan Mortgage Corp. (FHLMC) Non Gold Guaranteed1	12/01/36	2.115	135,590
87,866	Federal Home Loan Mortgage Corp. (FHLMC) Non Gold Guaranteed1	01/01/37	2.554	94,214
220,496	Federal Home Loan Mortgage Corp. (FHLMC) Non Gold Guaranteed1	02/01/37	2.661	235,495
22,744,825	Federal National Mortgage Association (FNMA)	07/01/35	5.000	24,852,872
1,617,614	Federal National Mortgage Association (FNMA)	11/01/35	5.500	1,781,459
133,288	Federal National Mortgage Association (FNMA)1	07/01/36	2.736	142,141
250,042	Federal National Mortgage Association (FNMA)1	09/01/36	2.406	267,120

Principal Amount		Maturity Date	Interest Rate	Value

	U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)

$204,281	Federal National Mortgage Association (FNMA)1	01/01/37	2.516%	$217,418
1,413,810	Federal National Mortgage Association (FNMA)	08/01/37	5.500	1,556,682
15,107,169	Federal National Mortgage Association (FNMA)	08/01/37	5.500	16,643,785
7,249,197	Federal National Mortgage Association (FNMA)	06/01/40	6.500	8,087,060
26,976	Government National Mortgage Association (GNMA)1	08/20/29	1.625	28,087
	Total U.S. Government Agency Obligations (Identified cost $164,028,631)			164,425,806

	U.S. INFLATION LINKED DEBT (8.0%)

297,241,974	U.S. Treasury Inflation Indexed Note	04/15/17	0.125	307,645,443
	Total U.S. Inflation Linked Debt (Identified cost $314,567,203)			307,645,443

	CERTIFICATES OF DEPOSIT (9.5%)

50,000,000	Bank of Montreal	03/14/14	0.170	50,000,000
74,000,000	Bank of Nova Scotia	03/17/14	0.150	74,000,000
40,000,000	Bank of Tokyo-Mitsubishi UFJ, Ltd.	02/07/14	0.190	40,000,000
40,000,000	Bank of Tokyo-Mitsubishi UFJ, Ltd.	03/17/14	0.190	40,000,233
60,000,000	DNB Bank ASA	04/15/14	0.160	59,996,544
64,000,000	Standard Chartered Bank	05/15/14	0.180	63,992,960
38,150,000	Svenska Handelsbanken	02/11/14	0.155	38,150,042
	Total Certificates of Deposit (Identified cost $366,150,275)			366,139,779

	COMMERCIAL PAPER (0.6%)

25,000,000	ING US Funding LLC5	02/10/14	0.290	24,998,590
	Total Commercial Paper (Identified cost $24,998,590)			24,998,590

	TIME DEPOSITS (2.1%)

80,000,000	Wells Fargo	02/03/14	0.110	80,000,000
	Total Time Deposits (Identified cost $80,000,000)			80,000,000

	U.S. TREASURY BILLS (3.3%)

38,550,000	U.S. Treasury Bill5,6,7	02/06/14	0.041	38,549,868
90,000,000	U.S. Treasury Bill5,6	03/27/14	0.038	89,994,999
	Total U.S. Treasury Bills (Identified cost $128,544,867)			128,544,867

TOTAL INVESTMENTS (Identified cost $3,863,847,752)8			100.3%	$3,881,893,692
LIABILITIES IN EXCESS OF OTHER ASSETS			(0.3)%	(11,543,646)
NET ASSETS			100.0%	$3,870,350,046

_____________

1	Variable rate instrument. Interest rates change on specific dates (such as coupon or interest payment date). The yield shown represents the January 31, 2014 coupon or interest rate.
2
Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities owned at January 31, 2014 was  $1,877,142,578 or 48.5% of net assets. Unless otherwise noted, these securities are not considered illiquid.

3	Illiquid Security
4	Trust Preferred Security.
5	Coupon represents a yield to maturity.
6	Coupon represents a weighted average yield.
7	All or a portion of this security is held at the broker as collateral for open futures contracts.
8
The aggregate cost for federal income tax purposes is $3,863,847,752, the aggregate gross unrealized appreciation is $31,352,555 and the aggregate gross unrealized depreciation is $13,306,615, resulting in net unrealized appreciation of $18,045,940.

Abbreviations:
FHLMC	−	Federal Home Loan Mortgage Corporation.
FNMA	−	Federal National Mortgage Association.
GNMA	−	Government National Mortgage Association.

BBH LIMITED DURATION FUND
PORTFOLIO OF INVESTMENTS (continued)
January 31, 2014 (unaudited)

A. FAIR VALUE MEASUREMENTS
BBH Limited Duration Fund (the “Fund”) is required to disclose information regarding the fair value measurements of the Fund’s assets and liabilities. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure requirement established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including for example, the risk inherent in a particular valuation technique used to measure fair value, including the model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the Fund’s own considerations about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three levels defined by the fair value hierarchy are as follows:

— Level 1 – unadjusted quoted prices in active markets for identical investments.

— Level 2 – significant other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

— Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. Inputs may include price information, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the investment adviser. The investment adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the investment adviser’s perceived risk of that instrument.

Financial assets within level 1 are based on quoted market prices in active markets. The Fund does not adjust the quoted price for these instruments.

Financial instruments that trade in markets that are not considered to be active but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within level 2. These include investment-grade corporate bonds, U.S. Treasury notes and bonds, and certain non-U.S. sovereign obligations, listed equities and over-the-counter derivatives. As level 2 financial assets include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Financial assets classified within level 3 have significant unobservable inputs, as they trade infrequently. Level 3 financial assets include private equity and certain corporate debt securities. As observable prices are not available for these securities, valuation techniques are used to derive fair value.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

BBH LIMITED DURATION FUND
PORTFOLIO OF INVESTMENTS (continued)
January 31, 2014 (unaudited)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of January 31, 2014.

Investments, at value	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)*	Significant Other Observable Inputs (Level 2)*	Significant Unobservable Inputs (Level 3)*	Balance as of January 31, 2014
Asset Backed Securities	$–	$1,372,979,442	$–	$	$ 1,372,979,442
Commercial Mortgage Backed Securities	–	290,268,289	–		290,268,289
Corporate Bonds	9,708,742	1,015,986,542	–		1,025,695,284
Municipal Bonds	–	121,196,192	–		121,196,192
U.S. Government Agency Obligations	–	164,425,806	–		164,425,806
U.S. Inflation Linked Debt	–	307,645,443	–		307,645,443
Certificates of Deposit	–	366,139,779	–		366,139,779
Commercial Paper	–	24,998,590	–		24,998,590
Time Deposits	–	80,000,000	–		80,000,000
U.S. Treasury Bills	–	128,544,867	–		128,544,867
Total Investments, at value	$9,708,742	$3,872,184,950	$–		$3,881,893,692

Other Financial Instruments, at value
Financial Futures Contracts	$980,173	$–	$–		$980,173
Other Financial Instruments, at value	$980,173	$–	$–		$980,173

* The Fund's policy is to disclose transfers between levels based on valuations at the end of the reporting period. There were no transfers between Levels 1, 2 or 3 as of January 31, 2014, based on the valuation input levels on October 31, 2013.

B. FINANCIAL FUTURES CONTRACTS.

At January 31, 2014, the Fund had the following open futures commitments:

Description	Number of Contracts	Expiration Date	Market Value	Notional Amount	Unrealized Gain / (Loss)
Contracts to Sell:
U.S. Treasury 2-Year Notes	2,150	March 2014	$473,436,721$	473,436,729	$8
U.S. Treasury 5-Year Notes	6,350	March 2014	765,968,750	767,556,250	1,587,500
U.S. Treasury 10-Year Notes	1,690	March 2014	212,517,500	211,910,165	(607,335)
					$980,173

Portfolio holdings are shown as of the date indicated.  Since market conditions fluctuate suddenly and frequently, the portfolio holdings may change and this list is not indicative of future portfolio composition. These portfolio holdings are not intended to be and do not constitute recommendations that others buy, sell, or hold any of the securities listed.

For more complete information on the Fund, call 1-800-575-1265 for a prospectus or visit www.bbhfunds.com. You should consider the Fund's investment objectives, risks, charges, and expenses carefully before you invest. Information about these and other important subjects is in the Fund's prospectus, which you should read carefully before investing.

The BBH Funds are managed by a separately identifiable department within Brown Brothers Harriman & Co. Shares of the Fund are distributed by ALPS Distributors, Inc. and is located at 1290 Broadway, Suite 1100, Denver, CO 80203.

BBH INTERNATIONAL EQUITY FUND
PORTFOLIO OF INVESTMENTS
January 31, 2014 (unaudited)

Shares		Value

	COMMON STOCKS (98.3%)

	AUSTRALIA (5.4%)

	CONSUMER NON-CYCLICAL

733,000	Coca-Cola Amatil, Ltd.	$7,495,598
60,300	Cochlear, Ltd.	3,016,253
117,400	CSL, Ltd.	7,215,511
254,600	Woolworths, Ltd.	7,563,260
		25,290,622
	ENERGY

223,000	Woodside Petroleum, Ltd.	7,267,232

	FINANCIALS

1,105,489	AMP, Ltd.	4,107,777
347,732	QBE Insurance Group, Ltd.	3,481,594
		7,589,371
	Total Australia	40,147,225

	BELGIUM (1.0%)

	CONSUMER NON-CYCLICAL

132,000	Colruyt SA	7,495,450

	UNITS

5,618	Ageas1	0

	Total Belgium	7,495,450

	CHINA (1.2%)

	ENERGY

1,120,000	China Shenhua Energy Co., Ltd. (Class H)	2,860,272
4,133,000	CNOOC, Ltd.	6,389,991

	Total China	9,250,263

	DENMARK (1.2%)

	CONSUMER NON-CYCLICAL

231,500	Novo Nordisk AS (Class B)	9,186,155

	Total Denmark	9,186,155

	FINLAND (1.0%)

	INDUSTRIALS

184,300	Kone OYJ (Class B)	7,505,525

	Total Finland	7,505,525

	FRANCE (10.5%)

	BASIC MATERIALS

58,200	Air Liquide SA	7,309,805
648,573	Orange SA	8,014,408
		15,324,213
	CONSUMER NON-CYCLICAL

47,712	Carrefour SA	1,641,610
98,000	Danone	6,475,451

Shares		Value

	COMMON STOCKS (continued)

	FRANCE (continued)

	CONSUMER NON-CYCLICAL (continued)

75,400	Essilor International SA	$7,579,512
43,500	L'Oreal SA	7,150,793
108,878	Sanofi	10,669,944
		33,517,310
	ENERGY

176,064	Total SA	10,065,486

	FINANCIALS

65,130	Societe Generale SA	3,687,046

	INDUSTRIALS

149,692	Cie de St-Gobain	7,862,769
54,893	Vallourec SA	2,738,802
85,185	Vinci SA	5,571,691
		16,173,262
	Total France	78,767,317

	GERMANY (6.1%)

	COMMUNICATIONS

693,111	Deutsche Telekom AG	11,203,659

	CONSUMER CYCLICAL

64,000	Adidas AG	7,158,452
60,330	Daimler AG (Class REGISTERED)	5,056,449
		12,214,901
	DIVERSIFIED

87,056	GEA Group AG	4,087,025

	TECHNOLOGY

176,873	SAP AG	13,538,924

	UTILITIES

118,200	RWE AG	4,379,438

	Total Germany	45,423,947

	HONG KONG (5.1%)

	COMMUNICATIONS

1,244,500	China Mobile, Ltd.	11,879,825

	DIVERSIFIED

62,800	Jardine Matheson Holdings, Ltd.	3,367,745

	FINANCIALS

1,627,400	AIA Group, Ltd.	7,525,613
1,381,000	Hang Lung Properties, Ltd.	3,818,301
		11,343,914
	UTILITIES

622,000	CLP Holdings, Ltd.	4,744,541

Shares		Value

	COMMON STOCKS (continued)

	HONG KONG (continued)

	UTILITIES (continued)

3,518,792	Hong Kong & China Gas Co., Ltd.	$7,196,060
		11,940,601
	Total Hong Kong	38,532,085

	ISRAEL (1.6%)

	CONSUMER NON-CYCLICAL

265,400	Teva Pharmaceutical Industries, Ltd. ADR	11,844,802

	Total Israel	11,844,802

	ITALY (1.2%)

	ENERGY

387,178	ENI SpA	8,782,950

	Total Italy	8,782,950

	JAPAN (20.3%)

	BASIC MATERIALS

143,000	Shin-Etsu Chemical Co., Ltd.	7,939,683

	COMMUNICATIONS

112,400	NTT DOCOMO, Inc.	1,804,733

	CONSUMER CYCLICAL

157,700	Denso Corp.	8,140,829
177,100	Honda Motor Co., Ltd.	6,646,107
176,500	Seven & I Holdings Co., Ltd.	6,985,937
49,300	Shimamura Co., Ltd.	4,354,836
		26,127,709
	CONSUMER NON-CYCLICAL

95,100	Astellas Pharma, Inc.	5,841,368
329,700	Chugai Pharmaceutical Co., Ltd.	7,456,490
263,700	Kao Corp.	8,343,552
70,000	Kirin Holdings Co., Ltd.	948,157
168,400	Takeda Pharmaceutical Co., Ltd.	7,841,646
		30,431,213
	ENERGY

588,000	Inpex Corp.	6,909,419

	FINANCIALS

191,620	Aeon Mall Co., Ltd.	5,622,604
84,200	Daito Trust Construction Co., Ltd.	7,937,478
88,000	Mitsubishi Estate Co., Ltd.	2,147,601
381,200	Tokio Marine Holdings, Inc.	11,053,361
		26,761,044
	INDUSTRIALS

144,300	Daikin Industries, Ltd.	8,251,568
48,100	FANUC Corp.	7,747,153

Shares		Value

	COMMON STOCKS (continued)

	JAPAN (continued)

	INDUSTRIALS (continued)

186,200	Hoya Corp.	$5,138,859
26,625	Keyence Corp.	10,957,291
320,300	Komatsu, Ltd.	6,613,229
		38,708,100
	TECHNOLOGY

325,000	Canon, Inc.	9,500,897
69,400	Tokyo Electron, Ltd.	3,541,702
		13,042,599
	Total Japan	151,724,500

	NETHERLANDS (3.4%)

	COMMUNICATIONS

318,685	Reed Elsevier NV	6,573,558

	CONSUMER NON-CYCLICAL

581,076	Koninklijke Ahold NV	9,699,059

	ENERGY

264,986	Royal Dutch Shell, Plc. (Class A)	9,167,112

	Total Netherlands	25,439,729

	SINGAPORE (2.9%)

	COMMUNICATIONS

2,087,000	Singapore Telecommunications, Ltd.	5,772,094

	FINANCIALS

599,603	DBS Group Holdings, Ltd.	7,739,161
296,720	United Overseas Bank, Ltd.	4,650,614
		12,389,775
	INDUSTRIALS

899,000	SembCorp Industries, Ltd.	3,697,638

	Total Singapore	21,859,507

	SPAIN (4.8%)

	COMMUNICATIONS

683,616	Telefonica SA	10,546,078

	CONSUMER CYCLICAL

56,300	Inditex SA	8,408,024

	FINANCIALS

534,511	Banco Santander SA	4,619,521

	UTILITIES

1,960,982	Iberdrola SA	12,101,532
	Total Spain	35,675,155

Shares		Value

	COMMON STOCKS (continued)

	SWEDEN (1.3%)

221,000	Hennes & Mauritz AB (Class B)	$9,531,718

	Total Sweden	9,531,718

	SWITZERLAND (10.8%)

	BASIC MATERIALS

18,600	Syngenta AG	6,603,778

	CONSUMER CYCLICAL

6,500	Swatch Group AG	3,871,657

	CONSUMER NON-CYCLICAL

207,079	Nestle SA	15,044,456
252,907	Novartis AG	20,040,599
31,000	Roche Holding AG	8,535,875
3,350	SGS SA	7,593,724
		51,214,654
	FINANCIALS

34,135	Zurich Insurance Group AG1	9,916,964

	INDUSTRIALS

365,318	ABB, Ltd.1	9,105,277

	Total Switzerland	80,712,330

	TAIWAN (1.5%)

	TECHNOLOGY

866,000	Taiwan Semiconductor Manufacturing Co., Ltd.	2,967,729
475,500	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	8,045,460

	Total Taiwan	11,013,189

	UNITED KINGDOM (19.0%)

	COMMUNICATIONS

2,293,742	Vodafone Group, Plc.	8,529,692

	CONSUMER CYCLICAL

1,058,045	Compass Group, Plc.	15,829,047

	CONSUMER NON-CYCLICAL

1,301,140	G4S, Plc.	5,107,619
398,755	GlaxoSmithKline, Plc.	10,273,846
105,200	Reckitt Benckiser Group, Plc.	7,886,199
640,000	Smith & Nephew, Plc.	9,216,712
3,190,142	Tesco, Plc.	16,800,439
271,913	Unilever, Plc.	10,461,253
		59,746,068
	ENERGY

274,182	AMEC, Plc.	4,641,591
840,826	BG Group, Plc.	14,119,589

Shares			Value

	COMMON STOCKS (continued)

	UNITED KINGDOM (continued)

	ENERGY (continued)

1,009,786	BP, Plc.		$7,918,430
			26,679,610
	FINANCIALS

711,000	HSBC Holdings, Plc.		7,320,046
368,400	Standard Chartered, Plc.		7,509,298
			14,829,344
	UTILITIES

1,277,000	Centrica, Plc.		6,535,741
746,835	National Grid, Plc.		9,695,258
			16,230,999
	Total United Kingdom		141,844,760

	Total Common Stocks (Identified cost $570,839,210)		734,736,607

TOTAL INVESTMENTS (Identified cost $570,839,210)2		98.3%	$734,736,607
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES		1.7%	12,816,387
NET ASSETS		100.0%	$747,552,994

1	Non-income producing security.
2
The aggregate cost for federal income tax purposes is $570,839,210, the aggregate gross unrealized appreciation is $197,942,759 and the aggregate gross unrealized depreciation is $34,045,362, resulting in net unrealized appreciation of $163,897,397.

Abbreviations:
ADR	−	American Depositary Receipt.

BBH INTERNATIONAL EQUITY FUND
PORTFOLIO OF INVESTMENTS
January 31, 2014 (unaudited)

A. FAIR VALUE MEASUREMENTSBBH International Equity Fund (the “Fund”) is required to disclose information regarding the fair value measurements of the Fund’s assets and liabilities. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure requirement established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including, for example, the risk inherent in a particular valuation technique used to measure fair value, including the model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the Fund’s own considerations about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three levels defined by the fair value hierarchy are as follows:

— Level 1 – unadjusted quoted prices in active markets for identical investments.

— Level 2 – significant other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

— Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. Inputs may include price information, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the investment adviser. The investment adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the investment adviser’s perceived risk of that instrument.

Financial assets within level 1 are based on quoted market prices in active markets. The Fund does not adjust the quoted price for these instruments.

Financial instruments that trade in markets that are not considered to be active but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within level 2. These include investment-grade corporate bonds, U.S. Treasury notes and bonds, and certain non-U.S. sovereign obligations, listed equities and over-the-counter derivatives. As level 2 financial assets include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidityand/or non-transferability, which are generally based on available market information.

Financial assets classified within level 3 have significant unobservable inputs, as they trade infrequently. Level 3 financial assets include private equity and certain corporate debt securities. As observable prices are not available for these securities, valuation techniques are used to derive fair value.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of January 31, 2014.
Investments, at value	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)*	Significant Other Observable Inputs (Level 2)*	Significant Unobservable Inputs (Level 3)*	Balance as of January 31, 2014
Australia	$–	$40,147,225	$–	$40,147,225
Belgium	–	7,495,450	–	7,495,450
China	–	9,250,263	–	9,250,263
Denmark	–	9,186,155	–	9,186,155
Finland	–	7,505,525	–	7,505,525
France	–	78,767,317	–	78,767,317
Germany	–	45,423,947	–	45,423,947
Hong Kong	–	38,532,085	–	38,532,085
Israel	11,844,802	–	–	11,844,802
Italy	–	8,782,950	–	8,782,950
Japan	–	151,724,500	–	151,724,500
Netherlands	–	25,439,729	–	25,439,729
Singapore	–	21,859,507	–	21,859,507
Spain	–	35,675,155	–	35,675,155
Sweden	–	9,531,718	–	9,531,718
Switzerland	–	80,712,330	–	80,712,330
Taiwan	8,045,460	2,967,729	–	11,013,189
United Kingdom	–	141,844,760	–	141,844,760
Investments, at value	$19,890,262	$714,846,345	$–	$734,736,607

Other Financial Instruments, at fair value
Forward Foreign Currency Exchange Contracts	$–	$(6,815)	$–	$(6,815)
Other Financial Instruments, at fair value	$–	$(6,815)	$–	$(6,815)

* The Fund's policy is to disclose transfers between levels based on valuations at the end of the reporting period. There were no transfers between Levels 1, 2 or 3 as of January 31, 2014, based on the valuation input levels on October 31, 2013.

B. FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS. As of January 31, 2014, the Fund held the following open forward foreign currency exchange contracts.
Foreign Currency	Local Currency	Base Currency USD	Market Counterparty	Settlement Date	Unrealized Gain/(Loss)
Contracts to Buy USD:
Japanese Yen	JPY 2,749,444	26,878	Northern Trust Co.	February 4, 2014	$59
Japanese Yen	JPY 15,098,211	147,595	Barclays Bank Plc.	February 5, 2014	(107)
Singapore Dollar	SGD 197,340	154,504	Barclays Bank Plc.	February 3, 2014	(273)
Singapore Dollar	SGD 207,924	162,790	Barclays Bank Plc.	February 4, 2014	(199)
Singapore Dollar	SGD 133,699	104,677	Barclays Bank Plc.	February 5, 2014	(95)
					$(615)

Contracts to Sell USD:
Australian Dollar	AUD 8,018,000	6,973,641	Northern Trust Co.	April 30, 2014	$(6,200)
Net Unrealized (Loss) on Open Forward Foreign Currency Exchange Contracts					$(6,815)

Portfolio holdings are shown as of the date indicated.  Since market conditions fluctuate suddenly and frequently, the portfolio holdings may change and this list is not indicative of future portfolio composition. These portfolio holdings are not intended to be and do not constitute recommendations that others buy, sell, or hold any of the securities listed.

For more complete information on the Fund, call 1-800-575-1265 for a prospectus or visit www.bbhfunds.com. You should consider the Fund's investment objectives, risks, charges, and expenses carefully before you invest. Information about these and other important subjects is in the Fund's prospectus, which you should read carefully before investing.

The BBH Funds are managed by a separately identifiable department within Brown Brothers Harriman & Co. Shares of the Fund are distributed by ALPS Distributors, Inc. and is located at 1290 Broadway, Suite 1100, Denver, CO 80203.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the Registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the Registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the Registrant's internal controls over financial reporting or in other factors that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)
BBH TRUST

Radford W. Klotz_______________
By (Signature and Title)*

Radford W. Klotz
President - Principal Executive Officer

Date:  March 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)*

Radford W. Klotz_______________
Radford W. Klotz
President - Principal Executive Officer

Date: March 28, 2014

By (Signature and Title)*

Charles H. Schreiber_____________
Charles H. Schreiber
Treasurer - Principal Financial Officer

Date:  March 28, 2014

* Print name and title of each signing officer under his or her signature.